Subsequent Events	12 Months Ended
Jul. 31, 2016
Notes to Financial Statements
Note 10 - Subsequent Events

On August 8, 2016, the Company entered a Contracting Agreement with Canadian Exploration Services Limited ("Contractor"), a Canada corporation having offices at 14579 Government Road, Larder Lake, Ontario P0K 1L0. The Agreement calls for the Contractor to conduct a mineral exploration program on the Company's property culminating in the drilling of ten holes totaling 3000 meters in geographic targets. On August 23, 2016, the Ontario Ministry of Northern Development and Mines ("MNDM") acknowledged its receipt of the exploration plan submitted by Gold Lakes Corp. (the "Company") for the Big Monty Property in the Township of Frecheville in Ontario, Canada. MNDM's acknowledgment letter indicates that the Company's exploration plan has been sent to two local Aboriginal communities for review and comment, as required by the notice and consultation provisions of the Ontario Mining Act. The acknowledgment letter states that, unless otherwise directed by the MNDM Director of Exploration, the Company's exploration activities can commence on September 21, 2016, and the plan will be effective for a period of two years thereafter.

On August 24, 2016, MNDM acknowledged its receipt of the exploration permit application submitted by the Company for the Big Monty Property. MNDM's acknowledgment letter indicates that the Company's exploration permit application has been sent to the same two Aboriginal communities for review and comment. MNDM has also posted a proposal for the exploration permit on Ontario's Environmental Registry, where it will be available for public review and comment for a period of 30 days. Depending on the comments MNDM may receive, the Company may be required to participate in the consultation process and provide further information regarding its proposed exploration activities. Consequently, the Company plans to commence exploration activities upon receiving approval from the MNDM Director of Exploration which is expected within 60 days of application.

On October 13, 2016, the Company announced that an exploration permit (PR-16-10942) has been issued by the Ontario Ministry of Northern Development and Mines The exploration permit (the “Permit”) is subject to the requirements of the Mining Act of Ontario and all applicable Provincial Standards for early exploration and is effective for a period of three (3) years with options to renew. The Permit is specific to Gold Lakes’ Big Monty Property. Claims #4282127, 4282128, 4282129, 4282130, 4282131, 4282132, 4282133, 4282134 and 4282161.